Summary of Significant Accounting Policies - Schedule Of Operating Lease In Its Unaudited Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Operating lease ROU assets	¥ 209,339	$ 32,083	¥ 81,055	¥ 184,849
Operating lease liabilities, current portion	112,094	17,178	52,781
Other non-current assets [Member]
Operating lease ROU assets	209,339	32,083	81,055
Accrued expenses and other payables [Member]
Operating lease liabilities, current portion	112,094	17,178	52,781
Other liabilities [Member]
Operating lease liabilities, non-current portion	¥ 90,614	$ 13,887	¥ 23,067